Acquisitions, Investments and Disposals: Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse (Tables)	12 Months Ended
Dec. 31, 2011
Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse:
Fair values of assets acquired and liabilities assumed, Toplofikatsia Rousse

	Provisional basis	Adjustments	Final basis
Cash and cash equivalents	1,735	–	1,735
Other current assets	10,934	–	10,934
Property, plant and equipment	58,313	(7,822)	50,491
Intangible assets	–	28,921	28,921
Other non-current assets	154	–	154
Current liabilities	(29,414)	–	(29,414)
Non-current liabilities	(3,575)	–	(3,575)
Deferred income taxes	(1,691)	(1,745)	(3,436)
Fair value of net assets acquired	36,456	19,354	55,810
Goodwill	104,586	(19,354)	85,232
Total investment	141,042	–	141,042